Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net revenue	$ 65,183	$ 73,799
Cost of sales	16,129	21,570
Gross profit	49,054	52,229
Operating expenses:
Selling and marketing	22,083	24,231
General and administrative	19,954	25,534
Research and development	2,769	3,979
Amortization of intangible assets	3,683	3,691
Restructuring costs	2,156	0
Asset Impairment Charges	0	2,730
Gain from contingent consideration	(0)	(578)
Total operating expenses	50,645	59,587
Loss from operations	(1,591)	(7,358)
Other income, net	870	425
Interest expense	(5,059)	(5,149)
Derivative, Gain (Loss) on Derivative, Net	(4,004)	4,793
Loss on extinguishment of debt	(594)	0
Loss from continuing operations before income tax expense	(10,378)	(7,289)
Income tax expense	(2,142)	(263)
Net loss from continuing operations	(12,520)	(7,552)
Net loss from discontinued operations, net of tax	(3,324)	(9,499)
Net loss	$ (15,844)	$ (17,051)
Basic and diluted weighted-average common shares outstanding (in shares)	5,537,957	3,339,906
Basic and diluted net loss from continuing operations per share (in dollars per share)	$ (2.26)	$ (2.26)
Basic and diluted net loss from discontinued operations, net of tax per share (in dollars per share)	(0.6)	(2.84)
Basic and diluted net loss per share (in dollars per share)	$ (2.86)	$ (5.11)